STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

(6) STOCKHOLDERS’ EQUITY

On July 2, 2021, the Company’s certificate of amendment to its certificate of incorporation became effective, which provided 150,000,000 authorized shares of common stock with a par value of $0.0001 per share and 10,000,000 authorized shares of undesignated preferred stock with a par value of $0.0001 per share.

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

As of December 31, 2024, the Company had reserved the following shares of common stock for future issuance:

December 31, 2024
Common stock options granted and outstanding	2,434,535
Shares reserved for issuance under the 2021 Plan	4,144,366
Reserved for future ESPP issuances	401,218
Total	6,980,119